RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value Hierarchy
Derivative Instrument Assets:	CAD 405	CAD 509
Derivative Instrument Liabilities:	(459)	(937)
Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	319	479
Derivative Instrument Liabilities:	(242)	(448)
Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets:	78	26
Derivative Instrument Liabilities:	(212)	(486)
Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	8	4
Derivative Instrument Liabilities:	(5)	(3)
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	(54)	(428)
Recurring basis | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	319	479
Derivative Instrument Liabilities:	(242)	(448)
Recurring basis | Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets:	78	26
Derivative Instrument Liabilities:	(212)	(486)
Recurring basis | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	8	4
Derivative Instrument Liabilities:	(5)	(3)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	(6)	32
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	21	134
Derivative Instrument Liabilities:	(27)	(102)
Recurring basis | Quoted Prices in Active Markets (Level I) | Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets:	0	0
Derivative Instrument Liabilities:	0	0
Recurring basis | Quoted Prices in Active Markets (Level I) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	0	0
Derivative Instrument Liabilities:	0	0
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	(41)	(476)
Recurring basis | Significant Other Observable Inputs (Level II) | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	283	326
Derivative Instrument Liabilities:	(193)	(343)
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets:	78	26
Derivative Instrument Liabilities:	(212)	(486)
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	8	4
Derivative Instrument Liabilities:	(5)	(3)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	(7)	16
Recurring basis | Significant Unobservable Inputs (Level III) | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	15	19
Derivative Instrument Liabilities:	(22)	(3)
Recurring basis | Significant Unobservable Inputs (Level III) | Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets:	0	0
Derivative Instrument Liabilities:	0	0
Recurring basis | Significant Unobservable Inputs (Level III) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	0	0
Derivative Instrument Liabilities:	CAD 0	CAD 0